Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instrments [Abstract]
Financial Assets

As of December 31, 2022 In thousands of USD	Financial assets at amortized cost (incl. Cash and cash equivalents)	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
Financial assets	61	—	—	61
Other current assets	4	—	—	4
Cash and cash equivalents	221,416	—	—	221,416
Total financial assets	221,481	—	—	221,481
Borrowings	—	10,302	—	10,302
Warrant liability	—	2,055	—	2,055
Lease liabilities	—	—	160	160
Trade payables	—	—	1,803	1,803
Accrued expenses	—	—	20,037	20,037
Total financial liabilities	—	12,357	22,000	34,357

As of December 31, 2021 In thousands of USD	Financial assets at amortized cost (incl. Cash and cash equivalents)	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
Financial assets	61	—	—	61
Other current assets	4	—	—	4
Cash and cash equivalents	102,707	—	—	102,707
Total financial assets	102,772	—	—	102,772
Lease liabilities	—	—	292	292
Trade payables	—	—	8,595	8,595
Accrued expenses	—	—	8,339	8,339
Total financial liabilities	—	—	17,226	17,226

As of December 31, 2020 In thousands of USD	Financial assets at amortized cost (incl. Cash and cash equivalents)	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
Financial assets	64	—	—	64
Other current assets	4	—	—	4
Cash and cash equivalents	40,172	—	—	40,172
Total financial assets	40,240	—	—	40,240
Contingent consideration liabilities		19,140	—	19,140
Lease liabilities	—	—	116	116
Trade payables	—	—	9,490	9,490
Accrued expenses	—	—	5,247	5,247
Other current liabilities	—	—	110	110
Total financial liabilities	—	19,140	14,963	34,103
The tables below summarize the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

As of December 31, 2022 In thousands of USD	less than 12 months	between 1-5 years	Over 5 years	unlimited	Total
Borrowings	839	11,716	—	—	12,555
Trade payables	1,803	—	—	—	1,803
Accrued expenses	20,037	—	—	—	20,037
Lease liabilities	137	23	—	—	160
Total financial liabilities	22,816	11,739	—	—	34,555

As of December 31, 2021 In thousands of USD	less than 12 months	between 1-5 years	Over 5 years	unlimited	Total
Trade payables	8,595	—	—	—	8,595
Accrued expenses	8,339	—	—	—	8,339
Lease liabilities	134	158	—	—	292
Total financial liabilities	17,068	158	—	—	17,226

As of December 31, 2020 In thousands of USD	less than 12 months	between 1-5 years	Over 5 years	unlimited	Total
Contingent consideration liabilities	20,000	—	—	—	20,000
Trade payables	9,490	—	—	—	9,490
Accrued expenses	5,247	—	—	—	5,247
Other current liabilities	110	—	—	—	110
Lease liabilities	129	4	—	—	133
Total financial liabilities	34,976	4	—	—	34,980

Reconciliation of Liabilities Arising from Financing Activities

				Non-cash changes
In thousands of USD	January 1, 2022	Financing Cash flows	Interest payments	Changes in fair value	Other changes	Accrued interest	Foreign currency exchange gains/(losses)	December 31, 2022
Financial liabilities - Kreos Loans (Note 26.2)	—	9,660	(185)	(58)	—	201	684	10,302
Lease liabilities (Note 29)	292	(133)	—	—	—	2	(1)	160
Total	292	9,527	(185)	(58)	—	203	683	10,462

			Non-cash changes
In thousands of USD	January 1, 2021	Financing Cash flows	Distribution to shareholders	Changes in fair value	Other changes	Accrued interest	Conversion into shares	December 31, 2021
Lease liabilities (Note 29)	116	(135)	—	—	311	—	—	292
Total	116	(135)	—	—	311	—	—	292

			Non-cash changes
In thousands of USD	January 1, 2020	Financing Cash flows	Distribution to shareholders	Changes in fair value	Other changes	Accrued interest	Conversion into shares	December 31, 2020
Financial liabilities - Convertible Loans (Note 26.1)	19,737	2,931	421	564	(18)	513	(24,148)	—
Lease liabilities (Note 29)	248	(148)	—	—	14	2	—	116
Total	19,985	2,783	421	564	(4)	515	(24,148)	116